ACCOUNTS RECEIVABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current:
Accounts receivable	$ 2,276	$ 1,847
Finance lease receivables	37	29
Prepayments & other assets	315	328
Total current	2,628	2,204
Non-current:
Finance lease receivables	1,000	667
Restricted cash	104	127
Accounts receivable	59	35
Other assets	361	312
Total non-current	$ 1,524	$ 1,141